Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Deficiency) - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Shares To Be Issued [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Opening Balance at Mar. 31, 2014	$ (774,626)	$ 0	$ 36,622	$ 1,736,247	$ 0	$ (2,589,235)	$ 41,740
Opening Balance (in shares) at Mar. 31, 2014		0	36,621,885
Issuance of common shares for cash	2,616,062	$ 0	$ 10,792	2,605,270	0	0	0
Issuance of common shares for cash (in shares)		0	10,792,335
Share issue costs	(11,609)	$ 0	$ 0	(11,609)	0	0	0
Shares issues on conversion of loans	239,746	$ 0	$ 1,012	238,734	0	0	0
Shares issues on conversion of loans (in shares)		0	1,012,142
Beneficial conversion feature	27,677	$ 0	$ 0	27,677	0	0	0
Shares issued on exercise of stock options	228,875	$ 0	$ 1,311	227,564	0	0	0
Shares issued on exercise of stock options (in shares)		0	1,310,734
Share compensation expense	112,573	$ 0	$ 0	112,573	0	0	0
Share compensation expense (in shares)		0	0
Net Income loss for the year/period	(2,464,747)	$ 0	$ 0	0	0	(2,464,747)	0
Foreign currency translation	(24,390)	$ 0	$ 0	0	0	0	(24,390)
Closing Balance (in shares) at Dec. 31, 2014		0	49,737,096
Closing Balance at Dec. 31, 2014	(50,439)	$ 0	$ 49,737	4,936,456	0	(5,053,982)	17,350
Opening Balance at Mar. 31, 2014	(774,626)	$ 0	$ 36,622	1,736,247	0	(2,589,235)	41,740
Opening Balance (in shares) at Mar. 31, 2014		0	36,621,885
Net Income loss for the year/period	(10,098,893)
Foreign currency translation	409
Closing Balance (in shares) at Mar. 31, 2015		1	65,839,563
Closing Balance at Mar. 31, 2015	(2,498,745)	$ 0	$ 65,840	10,081,394	0	(12,688,128)	42,149
Opening Balance at Dec. 31, 2014	(50,439)	$ 0	$ 49,737	4,936,456	0	(5,053,982)	17,350
Opening Balance (in shares) at Dec. 31, 2014		0	49,737,096
Effect of the Reverse Acquisition	0	$ 0	$ 6,000	(6,000)	0	0	0
Effect of the Reverse Acquisition (in shares)		1	6,000,063
Shares issued on private placement	4,789,404	$ 0	$ 9,840	4,779,564	0	0	0
Shares issued on private placement (in shares)		0	9,839,500
Share compensation expense	371,637	$ 0	$ 263	371,374	0	0	0
Share compensation expense (in shares)		0	262,904
Net Income loss for the year/period	(7,634,146)	$ 0	$ 0	0	0	(7,634,146)	0
Foreign currency translation	24,799	$ 0	$ 0	0	0	0	24,799
Closing Balance (in shares) at Mar. 31, 2015		1	65,839,563
Closing Balance at Mar. 31, 2015	(2,498,745)	$ 0	$ 65,840	10,081,394	0	(12,688,128)	42,149
Opening Balance at Dec. 31, 2014	(50,439)	$ 0	$ 49,737	4,936,456	0	(5,053,982)	17,350
Opening Balance (in shares) at Dec. 31, 2014		0	49,737,096
Net Income loss for the year/period	(5,593,906)
Foreign currency translation	24,799
Closing Balance (in shares) at Dec. 31, 2015		1	72,428,313
Closing Balance at Dec. 31, 2015	977,988	$ 0	$ 72,428	11,412,399	98,900	(10,647,888)	42,149
Opening Balance at Mar. 31, 2015	(2,498,745)	$ 0	$ 65,840	10,081,394	0	(12,688,128)	42,149
Opening Balance (in shares) at Mar. 31, 2015		1	65,839,563
Shares issued on private placement	0	$ 0	$ 6,568	(6,568)		0	0
Shares issued on private placement (in shares)		0	6,568,750
Share compensation expense	1,297,558	$ 0	$ 0	1,297,558		0	0
Share compensation expense (in shares)		0	0
Net Income loss for the year/period	827,503	$ 0	$ 0	0		827,503	0
Closing Balance (in shares) at Sep. 30, 2015		1	72,408,313
Closing Balance at Sep. 30, 2015	(373,684)	$ 0	$ 72,408	11,372,384		(11,860,625)	42,149
Opening Balance at Mar. 31, 2015	(2,498,745)	$ 0	$ 65,840	10,081,394	0	(12,688,128)	42,149
Opening Balance (in shares) at Mar. 31, 2015		1	65,839,563
Shares issued on private placement	0	$ 0	$ 6,568	(6,568)	0	0	0
Shares issued on private placement (in shares)		0	6,568,750
Shares issued for services	98,900	$ 0	$ 0	0	98,900	0	0
Shares issued for services (in shares)		0	0
Share compensation expense	1,337,593	$ 0	$ 20	1,337,573	0	0	0
Share compensation expense (in shares)		0	20,000
Net Income loss for the year/period	2,040,240	$ 0	$ 0	0	0	2,040,240	0
Foreign currency translation	0	$ 0	$ 0	0	0	0	0
Closing Balance (in shares) at Dec. 31, 2015		1	72,428,313
Closing Balance at Dec. 31, 2015	977,988	$ 0	$ 72,428	11,412,399	98,900	(10,647,888)	42,149
Opening Balance at Mar. 31, 2015	(2,498,745)	$ 0	$ 65,840	10,081,394	0	(12,688,128)	42,149
Opening Balance (in shares) at Mar. 31, 2015		1	65,839,563
Net Income loss for the year/period	1,036,148
Foreign currency translation	0
Closing Balance (in shares) at Mar. 31, 2016		1	72,591,292
Closing Balance at Mar. 31, 2016	263,906	$ 0	$ 72,591	11,801,146	0	(11,651,980)	42,149
Opening Balance at Sep. 30, 2015	(373,684)	$ 0	$ 72,408	11,372,384		(11,860,625)	42,149
Opening Balance (in shares) at Sep. 30, 2015		1	72,408,313
Shares issued for services	169,700	$ 0	$ 117	169,583		0	0
Shares issued for services (in shares)		0	117,471
Cashless exercise of warrants	60,966	$ 0	$ 46	60,920		0	0
Cashless exercise of warrants (in shares)		0	45,508
Share compensation expense	198,279	$ 0	$ 20	198,259		0	0
Share compensation expense (in shares)		0	20,000
Net Income loss for the year/period	208,645	$ 0	$ 0	0		208,645	0
Closing Balance (in shares) at Mar. 31, 2016		1	72,591,292
Closing Balance at Mar. 31, 2016	263,906	$ 0	$ 72,591	11,801,146	0	(11,651,980)	42,149
Opening Balance at Dec. 31, 2015	977,988	$ 0	$ 72,428	11,412,399	98,900	(10,647,888)	42,149
Opening Balance (in shares) at Dec. 31, 2015		1	72,428,313
Shares issued for services	70,800	$ 0	$ 117	169,583	(98,900)	0	0
Shares issued for services (in shares)		0	117,471
Cashless exercise of warrants	60,966	$ 0	$ 46	60,920	0	0	0
Cashless exercise of warrants (in shares)		0	45,508
Share compensation expense	158,244	$ 0	$ 0	158,244	0	0	0
Share compensation expense (in shares)		0	0
Net Income loss for the year/period	(1,004,092)	$ 0	$ 0	0	0	(1,004,092)	0
Foreign currency translation	0	$ 0	$ 0	0	0	0	0
Closing Balance (in shares) at Mar. 31, 2016		1	72,591,292
Closing Balance at Mar. 31, 2016	263,906	$ 0	$ 72,591	11,801,146	$ 0	(11,651,980)	42,149
Shares issued on Acquisition (Note 3)	23,177,000	$ 0	$ 23,650	23,153,350		0	0
Shares issued on Acquisition (Note 3) (in shares)		0	23,650,000
Shares issued for services	59,500	$ 0	$ 70	59,430		0	0
Shares issued for services (in shares)		0	70,000
Stock compensation expense - vested options on Acquisition (Note 3)	2,582,890	$ 0	$ 0	2,582,890		0	0
Cashless exercise of warrants	43,562	$ 0	$ 51	43,511		0	0
Cashless exercise of warrants (in shares)		0	51,249
Share compensation expense	424,090	$ 0	$ 0	424,090		0	0
Share compensation expense (in shares)		0	0
Net Income loss for the year/period	(1,593,226)	$ 0	$ 0	0		(1,593,226)	0
Closing Balance (in shares) at Sep. 30, 2016		1	96,362,541
Closing Balance at Sep. 30, 2016	$ 24,957,722	$ 0	$ 96,362	$ 38,064,417		$ (13,245,206)	$ 42,149